Significant accounting judgements, estimates and assumptions - Additional Infiormation (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Carrying amount of goodwill	€ 537,585	€ 677,326
Unused tax losses [member]
Disclosure of changes in accounting estimates [line items]
Tax losses carried forward	€ 34,379	€ 19,590